Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current tax expense:
Current tax expense total	$ 12,042	$ 1,680	$ 1,138
Deferred tax expense (benefit):
Deferred tax expense (benefit) total	(8,180)	2,562	9,069
Income Tax Expense (Benefit), Total	3,862	4,242	10,207
IRELAND [Member]
Current tax expense:
Current tax expense total	10,201	95	149
Deferred tax expense (benefit):
Deferred tax expense (benefit) total	(10,118)	1,639	9,138
FRANCE [Member]
Current tax expense:
Current tax expense total	32	25	67
Deferred tax expense (benefit):
Deferred tax expense (benefit) total	(2)	6	5
LUXEMBOURG [Member]
Current tax expense:
Current tax expense total	26
Australia [Member]
Deferred tax expense (benefit):
Deferred tax expense (benefit) total	2,101	731
United States [Member]
Current tax expense:
Current tax expense total	1,783	1,560	922
Deferred tax expense (benefit):
Deferred tax expense (benefit) total	$ (161)	$ 186	$ (74)